REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Changes to contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes to contract liabilities
Beginning balance	€ 11,284	€ 17,931
Sales revenues included in contractual liabilities at the beginning of the period	(11,153)	(17,769)
Increase due to customer payments received	13,425	11,121
Ending balance	€ 13,555	€ 11,284